UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04518)

Exact name of registrant as specified in charter:	Putnam Massachusetts Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Massachusetts Tax Exempt Income Fund

The fund's portfolio
8/31/16 (Unaudited)

Key to holding's abbreviations
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (94.5%)(a)
	Rating(RAT)	Principal amount	Value

California (0.8%)

CA State G.O. Bonds, 5.00%, 2/1/38	Aa3	$1,500,000	$1,799,070

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/1/16) (Republic Svcs., Inc.), Ser. A, 0.75%, 8/1/23	A-2	900,000	900,000

			2,699,070
Guam (0.8%)

Territory of GU, Rev. Bonds, Ser. A, 5.375%, 12/1/24 (Prerefunded 12/1/19)	BBB+	1,000,000	1,145,850

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40	A-	600,000	666,108

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.50%, 10/1/40	Baa2	500,000	559,720
5.00%, 10/1/34	Baa2	200,000	225,790

			2,597,468
Indiana (0.3%)

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (12/1/16) (Republic Svcs., Inc.), Ser. A, 0.85%, 5/1/34	A-2	1,000,000	1,000,000

			1,000,000
Massachusetts (90.8%)

Hampden & Wilbraham, Regl. School Dist. G.O. Bonds, 5.00%, 2/15/41	Aa3	2,000,000	2,286,720

Holyoke G.O. Bonds, 5.00%, 9/1/29	Aa2	770,000	929,621

Lowell, G.O. Bonds, Ser. A, SGI, 5.00%, 9/15/22 (Prerefunded 9/15/16)	Aa2	1,750,000	1,751,995

MA Bay Trans. Auth. Sales Tax Rev. Bonds
Ser. C, 5.50%, 7/1/24	AA+	1,500,000	1,957,860
Ser. C, 5.25%, 7/1/23	AA+	1,335,000	1,686,986
Ser. A, 5.25%, 7/1/21	AA+	2,000,000	2,411,500
Ser. A, 5.00%, 7/1/31	AA+	3,390,000	4,584,704

MA State G.O. Bonds
Ser. A, 5.00%, 3/1/46	Aa1	1,000,000	1,200,690
Ser. A, 5.00%, 3/1/41	Aa1	1,000,000	1,204,530
Ser. C, AMBAC, 5.00%, 8/1/37 (Prerefunded 8/1/17)	Aa1	2,000,000	2,079,660
Ser. B, 5.00%, 7/1/33	Aa1	2,000,000	2,530,420
(Construction Loan), Ser. A, 5.00%, 8/1/27 (Prerefunded 8/1/18)	Aa1	2,000,000	2,163,060
Ser. D, 5.00%, 10/1/26	Aa1	2,000,000	2,386,820
Ser. B, 5.00%, 7/1/24	Aa1	2,500,000	3,177,075
Ser. A, 5.00%, 5/1/23	Aa1	3,000,000	3,720,300
Ser. A, 5.00%, 5/1/22	Aa1	2,500,000	3,031,375

MA State Rev. Bonds, 5.00%, 6/15/22	AAA	2,000,000	2,441,520

MA State VRDN (Construction Loan), Ser. A, 0.58%, 3/1/26	VMIG1	2,900,000	2,900,000

MA State Clean Energy Cooperative Corp. Rev. Bonds (Muni. Ltg. Plant Coop.)
5.00%, 7/1/32	A1	1,000,000	1,210,180
5.00%, 7/1/28	A1	1,500,000	1,837,995

MA State College Bldg. Auth. Rev. Bonds
Ser. B, SGI, 5.50%, 5/1/28	Aa2	3,000,000	3,850,050
Ser. B, 5.00%, 5/1/43	Aa2	3,100,000	3,623,559
(Green Bond), 5.00%, 5/1/39	Aa2	1,500,000	1,793,115
Ser. B, 5.00%, 5/1/37	Aa2	1,500,000	1,783,485
Ser. A, 5.00%, 5/1/36	Aa2	2,850,000	3,373,346
Ser. A, AGC, 5.00%, 5/1/28 (Prerefunded 5/1/18)	Aa2	2,270,000	2,433,599

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B
5.00%, 1/1/37	A+	2,250,000	2,501,708
5.00%, 1/1/32	A+	2,775,000	3,114,216

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	775,000	945,423
(Tufts Med. Ctr.), Ser. I, 7.25%, 1/1/32	BBB	2,000,000	2,479,180
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	547,179	574,193
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	300,000	352,764
(WGBH Edl. Foundation), Ser. A, AMBAC, 5.75%, 1/1/42	A+	5,000,000	7,364,450
(Milford Regl. Med. Ctr.), Ser. F, 5.625%, 7/15/36	Baa3	500,000	582,480
(Linden Ponds, Inc. Fac.), Ser. A-2, 5.50%, 11/15/46	B-/P	94,100	91,506
(Emerson College), Ser. A, 5.50%, 1/1/30	Baa1	900,000	1,014,876
(Berklee College of Music), 5.25%, 10/1/41	A2	1,500,000	1,797,090
(New England Conservatory of Music), U.S. Govt. Coll., 5.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	3,000,000	3,244,620
(Simmons College), Ser. H, SGI, 5.25%, 10/1/33	Baa1	2,000,000	2,511,820
(Lesley U.), Ser. B-1, AGM, 5.25%, 7/1/33	AA	2,000,000	2,377,140
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	2,400,000	2,493,000
(Carleton-Willard Village), 5.25%, 12/1/25	A-	700,000	779,310
(Suffolk U.), 5.125%, 7/1/40	Baa2	1,500,000	1,645,395
(Emmanuel College), Ser. A, 5.00%, 10/1/43	Baa2	1,000,000	1,182,230
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/41	A1	1,100,000	1,353,671
(Partners Healthcare Syst.), Ser. Q, 5.00%, 7/1/41	Aa3	2,000,000	2,442,640
(South Shore Hosp., Inc.), Ser. I, 5.00%, 7/1/41	A-	2,500,000	2,990,600
(Dexter Southfield), 5.00%, 5/1/41	BBB+	2,000,000	2,342,660
(Bentley U.), 5.00%, 7/1/40	A3	1,250,000	1,521,775
(Emerson College), Ser. A, 5.00%, 1/1/40	Baa1	3,400,000	3,697,330
(Brandeis U.), Ser. N, 5.00%, 10/1/39	A1	450,000	485,613
(Franklin W. Olin College), Ser. E, 5.00%, 11/1/38	A+	1,000,000	1,203,420
(Tufts U.), Ser. Q, 5.00%, 8/15/38	Aa2	500,000	618,555
(Boston College), Ser. P, 5.00%, 7/1/38	Aa3	2,000,000	2,068,620
(CareGroup), Ser. I, 5.00%, 7/1/38	A3	935,000	1,121,159
(Caregroup), Ser. I, 5.00%, 7/1/37	A3	500,000	600,985
(Lowell Gen. Hosp.), Ser. G, 5.00%, 7/1/37	BBB	1,630,000	1,868,583
(MCPHS U.), Ser. H, 5.00%, 7/1/37	AA	450,000	552,924
(Brandeis U.), Ser. 0-1, 5.00%, 10/1/35	A1	1,000,000	1,123,200
(Baystate Med. Oblig. Group), Ser. N, 5.00%, 7/1/34	A+	1,000,000	1,176,530
(Intl. Charter School), 5.00%, 4/15/33	BBB	750,000	849,045
(MCPHS U.), Ser. H, 5.00%, 7/1/32	AA	300,000	369,429
(Northeastern U.), 5.00%, 10/1/31	A2	500,000	597,950
(Berkshire Retirement Cmnty. of Lenox), 5.00%, 7/1/31	A-/F	1,000,000	1,199,370
(MA College Pharmacy Allied), Ser. E, AGC, 5.00%, 7/1/31 (Prerefunded 7/1/17)	AA	2,000,000	2,072,320
(Partners Hlth. Care Syst.), Ser. L, 5.00%, 7/1/31	Aa3	4,495,000	5,287,828
(Lesley U.), 5.00%, 7/1/30(FWC)	A-	1,000,000	1,236,650
(Boston U.), Ser. V-1, 5.00%, 10/1/29	A1	2,000,000	2,245,740
(Boston College), Ser. Q-1, 5.00%, 7/1/29	Aa3	1,050,000	1,170,194
(Mount Holyoke College), 5.00%, 7/1/28	Aa3	3,000,000	3,221,430
(Dexter Southfield), 5.00%, 5/1/26	BBB+	740,000	901,771
(College of the Holy Cross), Ser. B, 5.00%, 9/1/25	Aa3	1,020,000	1,104,038
(College of the Holy Cross), Ser. B, 5.00%, 9/1/25 (Prerefunded 9/1/18)	AAA/P	480,000	520,238
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/25	AA	650,000	796,465
(Babson College), Ser. A, 5.00%, 10/1/24	A2	250,000	313,030
(Lahey Clinic Oblig. Group), Ser. F, 5.00%, 8/15/24	A+	250,000	308,953
(CareGroup), Ser. H-1, 5.00%, 7/1/24	A3	3,000,000	3,736,860
(Babson College), Ser. A, 5.00%, 10/1/23	A2	300,000	369,045
(MA College of Pharmacy & Allied Hlth. Science), Ser. F, 5.00%, 7/1/23	AA	125,000	153,348
(Berklee College of Music), 5.00%, 10/1/22	A2	250,000	303,978
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	570,702
(First Mtge. - Orchard Cove), 5.00%, 10/1/18	BB/P	515,000	535,224
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	468,041	3,702
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/29	AA	2,000,000	1,510,800
(WGBH Edl. Foundation), Ser. B, AGC, zero %, 1/1/28	AA	2,000,000	1,564,740

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton Point), Ser. 1, U.S. Govt. Coll., 5.75%, 12/1/42 (Prerefunded 5/1/19)	Baa2	1,700,000	1,920,898

MA State Edl. Fin. Auth. Rev. Bonds
Ser. B, 5.70%, 1/1/31	AA	1,110,000	1,197,179
Ser. J, 5.625%, 7/1/28	AA	635,000	715,626
(Ed. Loan - Issue 1), 5.00%, 1/1/27	AA	2,750,000	3,274,810
(Ed. Loan - Issue 1), 4.375%, 1/1/32	AA	1,130,000	1,229,711

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Harvard U.), Ser. N, 6.25%, 4/1/20	Aaa	3,000,000	3,582,390
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Baa2	3,000,000	3,363,900
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	Baa1	2,000,000	2,294,320
(Harvard U.), Ser. A, 5.50%, 11/15/36	Aaa	2,185,000	2,417,746
(Care Group), Ser. B-1, NATL, 5.375%, 2/1/27 (Prerefunded 8/1/18)	AA-	1,030,000	1,121,258
(Lesley U.), Ser. A, AGC, 5.25%, 7/1/39 (Prerefunded 7/1/19)	AA	1,000,000	1,103,420
(Winchester Hosp.), 5.25%, 7/1/38	A	2,225,000	2,509,689
(Lahey Clinic Med. Ctr.), Ser. D, 5.25%, 8/15/28 (Prerefunded 8/15/17)	A+	3,000,000	3,131,670
(Dana-Farber Cancer Inst.), Ser. K, 5.25%, 12/1/27	A1	1,500,000	1,657,875
(MA Inst. of Tech.), Ser. I-1, 5.20%, 1/1/28	Aaa	5,000,000	6,856,750
(Care Group), Ser. E-1, 5.125%, 7/1/38 (Prerefunded 7/1/18)	A3	1,000,000	1,080,230
(Fisher College), Ser. A, 5.125%, 4/1/37	BBB	755,000	769,798
(Lowell Gen. Hosp.), Ser. C, 5.125%, 7/1/35	BBB	725,000	797,500
(Wheaton Coll.), Ser. F, 5.00%, 1/1/41	A3	2,000,000	2,203,920
(Partners Hlth. Care Syst.), Ser. J-1, 5.00%, 7/1/39	Aa3	1,500,000	1,661,055
(Southcoast Hlth. Oblig.), Ser. D, 5.00%, 7/1/39	A3	1,500,000	1,615,875
(Harvard U.), Ser. B, 5.00%, 10/1/38	Aaa	500,000	523,085
(MA Inst. of Tech.), Ser. A, 5.00%, 7/1/38 (Prerefunded 7/1/17)	Aaa	2,250,000	2,331,360
(Berklee College of Music), Ser. A, 5.00%, 10/1/37	A2	190,000	197,585
(Berklee College of Music), Ser. A, U.S. Govt. Coll., 5.00%, 10/1/37 (Prerefunded 10/1/17)		2,560,000	2,679,040
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/37	Baa3	850,000	874,081
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	300,000	340,155
(Northeastern U.), Ser. T-1, 5.00%, 10/1/30	A2	1,000,000	1,193,980
(Northeastern U.), Ser. T-2, 5.00%, 10/1/30	A2	2,000,000	2,387,960
(Care Group), Ser. E-1, 5.00%, 7/1/28 (Prerefunded 7/1/18)	A3	1,730,000	1,864,888
(Northeastern U.), Ser. R, 5.00%, 10/1/26	A2	1,165,000	1,261,450
(Worcester City Campus Corp.), Ser. E, FGIC, NATL, 5.00%, 10/1/26 (Prerefunded 10/1/16)	AA-	2,000,000	2,006,280
(Fisher College), Ser. A, 5.00%, 4/1/22	BBB	1,110,000	1,135,652

MA State Hlth. & Edl. Fac. Auth. VRDN
(Baystate Med. Ctr.), Ser. J-2, 0.58%, 7/1/44	VMIG1	800,000	800,000
(Tufts U.), Ser. N-2, 0.57%, 8/15/34	VMIG1	2,200,000	2,200,000
(Harvard U.), Ser. R, 0.50%, 11/1/49	VMIG1	2,300,000	2,300,000

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35%, 12/1/42	Aa3	1,235,000	1,337,480
Ser. A, 5.10%, 12/1/30	Aa3	1,475,000	1,596,068
Ser. D, 5.05%, 6/1/40	Aa3	1,550,000	1,640,024
Ser. 157, 4.35%, 12/1/27	Aa2	90,000	90,680
Ser. 171, 4.00%, 12/1/44	Aa2	640,000	692,205
Ser. SF-169, 4.00%, 12/1/44	Aa2	1,475,000	1,593,044
Ser. 160, 3.75%, 6/1/34	Aa2	395,000	407,340
(Single Fam.), Ser. 178, 3.50%, 6/1/42	Aa2	1,375,000	1,471,704
Ser. A, 3.50%, 12/1/31	Aa3	2,000,000	2,100,600
Ser. A, 3.25%, 12/1/27	Aa3	1,870,000	1,975,954

MA State Port Auth. Rev. Bonds
Ser. A, 5.00%, 7/1/35	Aa2	1,500,000	1,869,045
Ser. A, 5.00%, 7/1/34	Aa2	3,500,000	4,002,075
Ser. A, 5.00%, 7/1/33	Aa2	775,000	959,280
Ser. A, 5.00%, 7/1/32	Aa2	755,000	938,661
Ser. C, AGM, 5.00%, 7/1/27	Aa2	5,000,000	5,173,200

MA State Port Auth. Special Fac. Rev. Bonds
(Conrac), Ser. A, 5.125%, 7/1/41	A	1,765,000	2,023,290
(BOSFUEL), FGIC, NATL, 5.00%, 7/1/27	AA-	2,500,000	2,574,700

MA State School Bldg. Auth. Dedicated Sales Tax Rev. Bonds, Ser. A, 5.00%, 11/15/42	AA+	2,000,000	2,458,060

MA State School Bldg. Auth. Sales Tax Rev. Bonds
Ser. A, 5.00%, 5/15/43	AA+	915,000	1,094,331
Ser. B, 5.00%, 10/15/41	AA+	2,000,000	2,360,220
Ser. B, 5.00%, 10/15/35	AA+	1,000,000	1,181,740

MA State Trans. Fund Rev. Bonds
(Rail Enhancement Program), Ser. A, 5.00%, 6/1/45	Aaa	3,000,000	3,704,490
(Accelerated Bridge Program), Ser. A, 5.00%, 6/1/44	Aaa	2,000,000	2,437,620
(Accelerated Bridge Program), 5.00%, 6/1/43	Aaa	2,100,000	2,432,682

MA State Wtr. Poll. Abatement Trust Rev. Bonds
Ser. 14, 5.00%, 8/1/32	Aaa	4,000,000	4,457,840
Ser. 13, 5.00%, 8/1/26 (Prerefunded 8/1/17)	Aaa	1,000,000	1,040,290

MA State Wtr. Resource Auth. Rev. Bonds
Ser. A, 6.50%, 7/15/19 (Escrowed to maturity)	Aa1	2,295,000	2,490,396
Ser. C, 5.25%, 8/1/42	Aa1	3,500,000	4,125,380
(Green Bond), Ser. C, 5.00%, 8/1/40	Aa1	3,000,000	3,752,820
Ser. A, NATL, 5.00%, 8/1/29	Aa1	3,025,000	3,139,043
Ser. A, U.S. Govt. Coll., NATL, 5.00%, 8/1/29 (Prerefunded 8/1/17)	Aa1	200,000	207,966
Ser. B, AMBAC, 5.00%, 8/1/26	Aa1	2,000,000	2,163,440

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5.25%, 7/1/36	A1	1,500,000	1,757,505

Milford, G.O. Bonds, AGM, 5.125%, 12/15/24	Aa2	2,475,000	2,615,704

North Reading, G.O. Bonds, 5.00%, 5/15/35	Aa2	3,750,000	4,463,400

U. of MA Bldg. Auth. Rev. Bonds, Ser. 2, 5.00%, 11/1/39	Aa2	2,500,000	2,967,125

Worcester, G.O. Bonds (Muni. Purpose Loan), 4.00%, 11/1/23	Aa3	3,050,000	3,388,367

			302,797,586
Ohio (0.4%)

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95%, 11/1/32	Ba2	300,000	280,821

Warren Cnty., Hlth. Care Fac. Rev. Bonds (Otterbein Homes Oblig. Group), 5.00%, 7/1/32	A	750,000	891,188

			1,172,009
Puerto Rico (0.7%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5.50%, 5/15/39	Ba1	1,200,000	1,209,252
5.375%, 5/15/33	Ba1	725,000	730,648

Cmnwlth. of PR, G.O. Bonds, Ser. A, 5.125%, 7/1/37 (In default)(NON)	D/P	500,000	311,250

			2,251,150
Texas (0.4%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.60%, 12/1/24	A-1+	1,500,000	1,500,000

			1,500,000
Virgin Islands (0.3%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/25	BBB	850,000	854,313

			854,313
TOTAL INVESTMENTS

Total investments (cost $287,054,533)(b)			$314,871,596

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $333,291,696.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $286,985,775, resulting in gross unrealized appreciation and depreciation of $28,384,519 and $498,698, respectively, or net unrealized appreciation of $27,885,821.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	25.5%
	Prerefunded	13.0
	Health care	12.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$314,871,596	$—

Totals by level	$—	$314,871,596	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Massachusetts Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016